Report of the directors financial review risk report	6 Months Ended
Jun. 30, 2022
Report Of The Directors Financial Review Risk Report [Abstract]
Report Of The Directors Financial Review Risk Report
Credit risk in the first half of 2022
There were no material changes to credit risk policy in the first half of 2022.
During 1H22, we adopted the EBA 'Guidelines on the application of definition of default’ for our retail portfolios. This did not have a material impact on our retail portfolios. This was undertaken for our wholesale lending portfolios during 2021.
A summary of our current policies and practices for the management of credit risk is set out in ‘Credit risk management’ on page 137 of the Annual Report and Accounts 2021.
At 30 June 2022, gross loans and advances to customers and banks of $1,136bn decreased by $4.8bn, compared with 31 December 2021. This included adverse foreign exchange movements of $54.7bn.
Excluding foreign exchange movements, the growth was driven by a $22.3bn increase in wholesale loans and advances to customers, a $16.8bn increase in loans and advances to banks and a $10.8bn increase in personal loans and advances to customers.
The increase in wholesale loans and advances to customers was driven mainly in the US (up $4.4bn), the UK (up $3.6bn), Canada (up $3.5bn), India (up $2.3bn), Japan (up $1.8bn), mainland China (up $1.4bn) and UAE (up $1.1bn).
The increase in personal loans and advances to customers was driven largely by mortgage growth of $9.9bn, mainly in the UK (up $5.5bn), Australia (up $2.1bn) and Hong Kong (up $1.5bn).
In addition, other personal lending increased by $0.9bn, compared with 31 December 2021. The increase was largely driven by secured personal lending of $1.5bn, mainly in Hong Kong, and guaranteed loans in respect of residential property of $0.3bn, mainly in France. This was partly offset by a $0.8bn decline in unsecured personal lending, mainly in Hong Kong.
At 30 June 2022, the allowance for ECL of $11.6bn decreased by $0.6bn, compared with 31 December 2021, including favourable foreign exchange movements of $0.6bn. The $11.6bn allowance comprised $11.1bn in respect of assets held at amortised cost, $0.4bn in respect of loan commitments and financial guarantees, and $0.1bn in respect of debt instruments measured at fair value through other comprehensive income (‘FVOCI’).
Excluding foreign exchange movements, the allowance for ECL in relation to loans and advances to customers decreased by $0.1bn from 31 December 2021. This was attributable to:
•a $0.1bn decrease in wholesale loans and advances to customers, which included a $0.4bn decrease driven by stages 1 and 2, offset by a $0.3bn increase driven by stage 3 net of write-offs and purchased or originated credit impaired (‘POCI‘); and
•broadly unchanged allowances for ECL in personal loans and advances to customer, where a $0.2bn decrease driven by stage 3 was offset by a $0.2bn increase in stages 1 and 2.
The ECL charge for the first six months of 2022 was $1.1bn, inclusive of recoveries. This was driven by higher stage 3 charges, heightened economic uncertainty and inflationary pressures, partly offset by a release in Covid-19-related allowances.
The ECL charge comprised: $0.6bn in respect of personal lending, of which the stage 3 charge was $0.3bn; and $0.5bn in respect of wholesale lending, of which the stage 3 and POCI charge was $0.5bn.
At 30 June 2022, net credit exposures mostly related to wholesale loans booked in Russia of $1.2bn ($1.3bn gross carrying amounts and $0.1bn allowance for ECL) were reclassified to assets held for sale as we have entered into an agreement to sell HSBC Bank (RR) (Limited Liability Company), subject to regulatory approvals
Summary of credit risk
The following disclosure presents the gross carrying/nominal amount of financial instruments to which the impairment requirements in IFRS 9 are applied and the associated allowance for ECL.
The following tables analyse loans by industry sector and represent the concentration of exposures on which credit risk is managed. The allowance for ECL decreased from $12.2bn at 31 December 2021 to $11.6bn at 30 June 2022.

Summary of financial instruments to which the impairment requirements in IFRS 9 are applied
	At 30 Jun 2022		At 31 Dec 2021
	Gross carrying/ nominal amount	Allowance for ECL[1]	Gross carrying/ nominal amount	Allowance for ECL[1]
	$m	$m	$m	$m
Loans and advances to customers at amortised cost	1,039,130	(10,774)	1,057,231	(11,417)
– personal	463,621	(2,918)	478,337	(3,103)
– corporate and commercial	509,566	(7,684)	513,539	(8,204)
– non-bank financial institutions	65,943	(172)	65,355	(110)
Loans and advances to banks at amortised cost	96,481	(52)	83,153	(17)
Other financial assets measured at amortised cost	950,007	(281)	880,351	(193)
– cash and balances at central banks	363,613	(5)	403,022	(4)
– items in the course of collection from other banks	8,073	—	4,136	—
– Hong Kong Government certificates of indebtedness	43,866	—	42,578	—
– reverse repurchase agreements – non-trading	244,451	—	241,648	—
– financial investments	154,294	(75)	97,364	(62)
– prepayments, accrued income and other assets[2]	135,710	(201)	91,603	(127)
Total gross carrying amount on-balance sheet	2,085,618	(11,107)	2,020,735	(11,627)
Loans and other credit-related commitments	633,091	(337)	627,637	(379)
– personal	237,077	(30)	239,685	(39)
– corporate and commercial	263,452	(291)	283,625	(325)
– financial	132,562	(16)	104,327	(15)
Financial guarantees	17,586	(42)	27,795	(62)
– personal	1,120	—	1,130	—
– corporate and commercial	12,393	(41)	22,355	(58)
– financial	4,073	(1)	4,310	(4)
Total nominal amount off-balance sheet[3]	650,677	(379)	655,432	(441)
	2,736,295	(11,486)	2,676,167	(12,068)

	Fair value	Memorandum allowance for ECL[4]	Fair value	Memorandum allowance for ECL[4]
	$m	$m	$m	$m
Debt instruments measured at fair value through other comprehensive income (‘FVOCI’)	274,765	(120)	347,203	(96)
1    Total ECL is recognised in the loss allowance for the financial asset unless total ECL exceeds the gross carrying amount of the financial asset, in which case the ECL is recognised as a provision.
2    Includes only those financial instruments that are subject to the impairment requirements of IFRS 9. ‘Prepayments, accrued income and other assets’, as presented within the consolidated balance sheet on page 104, includes both financial and non-financial assets. The 30 June 2022 balances include $1,918m gross carrying amounts (31 December 2021: $2,424m) and $133m allowances for ECL (31 December 2021: $39m) related to assets held for sale under business disposals as disclosed in Note 15 ‘Business acquisitions and disposals’ on page 127.
3    Represents the maximum amount at risk should the contracts be fully drawn upon and clients default.
4    Debt instruments measured at FVOCI continue to be measured at fair value with the allowance for ECL as a memorandum item. Change in ECL is recognised in ‘Change for expected credit losses and other credit impairment charges’ in the income statement.
Measurement uncertainty and sensitivity analysis of ECL estimates
There continues to be a high degree of uncertainty in relation to economic scenarios. The increased risks of lower economic growth with higher inflation and unemployment have been exacerbated by the geopolitical environment and the effects of global supply chain disruption. In addition, there are ongoing risks relating to Covid-19 in certain markets. The level and speed of recovery from the global pandemic remains volatile. As a result of this uncertainty, management judgements and estimates continue to reflect a degree of caution both in the selection of economic scenarios and their weightings, and in the use of management judgemental adjustments, described in more detail below. Additional stage 1 and 2 allowances were recorded in respect of the heightened levels of uncertainty.
The recognition and measurement of ECL involves the use of significant judgement and estimation. We form multiple economic scenarios based on economic forecasts, apply these assumptions to credit risk models to estimate future credit losses, and probability-weight the results to determine an unbiased ECL estimate.
Methodology
Five economic scenarios have been used to capture the current economic environment and to articulate management’s view of the range of potential outcomes. Scenarios produced to calculate ECL are aligned to HSBC’s top and emerging risks.
Of the four standard scenarios, three are drawn from consensus forecasts and distributional estimates. The fourth scenario, Downside 2, represents management’s view of severe downside risks. In 2Q22, management chose to use an additional fifth scenario, known as Downside 1, to ensure that current supply-side risks are sufficiently reflected in forward economic guidance. The scenario is designed to capture the implications of a sustained global supply shock that keeps inflation elevated for a long period, raises unemployment and depresses GDP growth.
The use of an additional scenario is in line with HSBC’s forward economic guidance methodology. Management may include additional scenarios when consensus scenarios are determined to inadequately capture the economic risks faced by the Group. Unlike the consensus scenarios, these additional scenarios are driven by narrative assumptions aligned to an identified risk, and may incorporate shocks that drive economic activity permanently away from its long-term trend.
Description of economic scenarios
The economic assumptions presented in this section have been formed by HSBC, with reference to external forecasts specifically for the purpose of calculating ECL.
Economic forecasts are subject to a high degree of uncertainty in the current environment. Risks to the outlook are dominated by the actions of central banks as they raise interest rates to bring inflation back to target and curtail a rise in inflation expectations. The implications of the Russia-Ukraine war and the progression and management of the Covid-19 pandemic in Asia also remain key sources of uncertainty. Other geopolitical risks, such as the evolution of the UK’s relationship with the EU and differences between the US and China over a range of strategic issues, also present downside risks.
The five global scenarios used for the purpose of calculating ECL at 30 June 2022 are the consensus Central scenario, the consensus Upside scenario, the consensus Downside scenario, the Downside 1 scenario and the Downside 2 scenario.
The scenarios used to calculate ECL in the Interim Report 2022 are described below.
The consensus Central scenario
HSBC’s Central scenario features a gradual slowdown in GDP growth through 2022 and 2023, following a strong recovery in 2021. Unemployment is expected to remain low through this period.
GDP forecasts have been lowered in recent quarters. In Asia, the downward revisions follow from the stringent public health policy responses to the Covid-19 pandemic in some markets. Elsewhere, the sharp rise in inflation, related to supply shortages and rising commodity prices, has started to weigh on growth as costs rise and real income growth stalls.
The Central scenario assumes that inflation peaks in 2022 and, supported by tighter monetary policy, reverts back towards central bank targets by the end of 2023.
Global GDP is expected to grow by 3.3% in 2022 in the Central scenario. The average rate of global GDP growth is expected to be 2.8% over the forecast period, which is in line with the average growth rate over the five-year period prior to the onset of the pandemic.
Across the key markets, the Central scenario assumes the following:
•Economic growth is expected to slow in the near term as supply chain disruptions and price inflation diminish purchasing power. Growth is expected to return to the long-term expected trend in later years as supply chain issues are assumed to ease and inflation returns towards their target.
•Unemployment is expected to remain close to pre-pandemic levels and labour market conditions remain tight across our key markets.
•Inflation is expected to remain elevated in 2022 as commodity, food and goods prices remain high. Inflation is subsequently expected to converge back to central bank targets over the next two years of the forecast.
•Policy interest rates in key markets are expected to rise over the first 18 months of the projection period as central banks tighten policy to bring inflation back towards their targets. Thereafter, they settle at higher levels than they were pre-pandemic.
•The West Texas Intermediate oil price is expected to average above $100 in the first two years of the forecast, before dropping back as supply constraints ease. Over the entire projection the oil price is expected to average $81 per barrel.
The Central scenario was created from consensus forecasts available in May, and subsequently updated in June. Dispersion between the constituent forecasts of the consensus remains unusually high, suggesting an elevated level of uncertainty. As a consequence, probability weights assigned to the Central scenario vary from 40% to 65% to reflect the uncertainty inherent in economic forecasts across markets.
The following table describes key macroeconomic variables and the probabilities assigned in the consensus Central scenario.

Central scenario 3Q22–2Q27
	UK	US	Hong Kong	Mainland China	Canada	France	UAE	Mexico
	%	%	%	%	%	%	%	%
GDP growth rate
2022: Annual average growth rate	3.7	2.8	1.1	4.5	4.0	2.9	5.3	1.8
2023: Annual average growth rate	1.4	2.0	3.8	5.1	2.6	1.8	4.3	2.1
2024: Annual average growth rate	1.6	1.9	2.5	5.0	1.8	1.6	3.2	2.2
5-year average	1.6	1.9	2.9	4.9	2.2	1.5	3.3	2.2
Unemployment rate
2022: Annual average rate	4.0	3.6	4.4	3.8	5.5	7.5	3.0	3.8
2023: Annual average rate	4.2	3.6	3.6	3.7	5.4	7.4	2.7	3.8
2024: Annual average rate	4.1	3.6	3.5	3.7	5.6	7.3	2.6	3.8
5-year average	4.1	3.6	3.5	3.7	5.5	7.3	2.6	3.7
House price growth
2022: Annual average growth rate	9.2	14.7	(1.2)	(0.5)	18.9	5.8	9.4	7.2
2023: Annual average growth rate	2.9	6.4	1.2	1.3	(2.2)	4.5	3.4	5.3
2024: Annual average growth rate	2.9	4.5	2.5	3.5	(0.5)	4.1	2.5	4.8
5-year average	3.3	5.3	1.9	3.2	2.6	3.9	3.5	4.8
Inflation rate
2022: Annual average rate	8.3	7.0	2.3	2.2	5.4	4.5	3.2	6.8
2023: Annual average rate	4.7	3.2	2.2	2.3	2.8	2.4	2.3	4.5
2024: Annual average rate	2.1	2.2	2.2	2.3	2.3	2.0	2.2	4.0
5-year average	3.2	2.8	2.2	2.4	2.5	2.3	2.2	4.0
Probability	50	60	55	55	60	40	65	60
The graphs compare the respective Central scenario at year end 2021 with current economic expectations in the second quarter of 2022.
GDP growth: Comparison of Central scenarios

UK
Note: Real GDP shown as year-on-year percentage change.

Hong Kong
Note: Real GDP shown as year-on-year percentage change.

US
Note: Real GDP shown as year-on-year percentage change.

Mainland China
Note: Real GDP shown as year-on-year percentage change.
The consensus Upside scenario
Compared with the consensus Central scenario, the consensus Upside scenario features a faster rate of GDP growth during the first two years, before converging to long-run expected trends. The scenario is demand-driven and is consistent with a number of key upside risk themes. These include the faster resolution of supply chain issues; a rapid and peaceful conclusion to the Russia-Ukraine war; de-escalation of tensions between the US and China; and improved relations between the UK and the EU.
The following table describes key macroeconomic variables and the probabilities assigned in the consensus Upside scenario.

Consensus Upside scenario ‘best outcome’
	UK		US		Hong Kong		Mainland China		Canada		France		UAE		Mexico
	%		%		%		%		%		%		%		%
GDP growth rate	4.3	(2Q24)	4.7	(1Q23)	12.4	(1Q23)	10.2	(2Q23)	5.9	(2Q23)	3.4	(2Q23)	13.4	(2Q23)	5.8	(2Q23)
Unemployment rate	3.2	(2Q24)	3.1	(3Q22)	2.8	(4Q23)	3.5	(1Q23)	4.4	(1Q23)	6.4	(2Q24)	1.9	(4Q23)	3.2	(3Q23)
House price growth	9.8	(3Q22)	13.2	(3Q22)	7.7	(2Q23)	6.2	(2Q23)	18.2	(3Q22)	6.1	(3Q23)	15.4	(2Q23)	9.3	(3Q23)
Inflation rate	10.2	(3Q22)	7.8	(3Q22)	4.1	(3Q23)	5.8	(1Q23)	6.8	(4Q22)	6.7	(4Q22)	4.0	(4Q23)	7.6	(3Q23)
Probability	10		5		5		5		5		10		5		5
Note: Extreme point in the consensus Upside is ‘best outcome’ in the scenario, for example the highest GDP growth and the lowest unemployment rate, in the first two years of the scenario. Inflation is positively correlated with GDP in the Upside scenario, and the ‘best outcome’ also refers to the cyclical high point.
Downside scenarios
Downside scenarios explore the intensification and crystallisation of a number of key economic and financial risks.
Inflation and the monetary policy response to it have become key concerns for global growth. Supply chain disruptions, caused by the Covid-19 pandemic and the Russia-Ukraine war, have led to sharp rises in commodity prices and headline price inflation across many markets. A key concern is that inflation expectations become unanchored from central bank targets, particularly as labour markets and labour supply shortages across some sectors are putting upward pressure on wages. The de-anchoring of inflation expectations would raise the risk that inflation remains elevated for longer, exacerbating cost pressures and the squeeze on household real incomes and corporate margins. In turn, it raises the risk of a more forceful policy response from central banks, a steeper trajectory for interest rates and ultimately, economic recession.
Covid-19-related risks also remain significant. Despite the easing of Covid-19-related restrictions across Europe and North America, the emergence of a new Covid-19 variant with greater vaccine-resistance that necessitates a stringent public health policy response remains a key risk to the global outlook. In Asia, stringent public health policy responses to the circulation of highly virulent Covid-19 strains present ongoing risks to growth and global supply chains.
The geopolitical environment also present risks, including:
•a prolonged Russia-Ukraine war with escalation beyond Ukraine’s borders;
•the deterioration of the trading relationship between the UK and the EU over the Northern Ireland Protocol; and
•continued differences between the US and other countries with China, which could affect sentiment and restrict global economic activity.
The consensus Downside scenario
In the consensus Downside scenario, economic activity is considerably weaker compared with the Central scenario. In this scenario, GDP growth weakens, unemployment rates rise and asset prices fall. The scenario is structured as a demand shock where inflation and commodity prices fall, before gradually recovering towards their long-run expected trends.
The following table describes key macroeconomic variables and the probabilities assigned in the consensus Downside scenario.

Consensus Downside scenario ‘worst outcome’
	UK		US		Hong Kong		Mainland China		Canada		France		UAE		Mexico
	%		%		%		%		%		%		%		%
GDP growth rate	(0.7)	(2Q23)	(1.7)	(2Q23)	(2.9)	(4Q23)	1.3	(1Q23)	(0.8)	(2Q23)	0.1	(2Q23)	(0.6)	(2Q23)	(1.0)	(2Q23)
Unemployment rate	5.5	(2Q23)	5.1	(1Q23)	5.4	(4Q22)	4.2	(1Q23)	6.6	(2Q24)	8.5	(1Q23)	4.0	(1Q23)	4.7	(1Q23)
House price growth	(4.1)	(3Q23)	2.9	(1Q24)	(8.3)	(3Q23)	(4.3)	(2Q23)	(9.0)	(2Q23)	2.4	(2Q23)	(4.8)	(4Q23)	2.2	(3Q23)
Inflation rate	0.7	(2Q24)	0.7	(2Q23)	(0.5)	(3Q23)	(0.7)	(3Q23)	0.0	(2Q23)	(0.6)	(2Q23)	0.4	(4Q23)	2.3	(3Q23)
Probability	0		15		20		30		15		0		20		10
Note: Extreme point in the consensus Downside is ‘worst outcome’ in the scenario, for example the lowest GDP growth and the highest unemployment rate, in the first two years of the scenario. Inflation is positively correlated with GDP in the Downside scenario, and the ‘worst outcome’ refers to the cyclical low point.
Downside 1 scenario
An additional Downside scenario has been created to explore the implications of a prolonged period of high price inflation, a more aggressive upward path for policy interest rates, higher unemployment and a global recession.
In this scenario, the Russia-Ukraine war leads to a sustained supply shock that keeps inflation elevated above the baseline for a longer period than in the other scenarios.
The scenario assumes that major central banks are slow to respond, but as inflation expectations start to de-anchor from the inflation target, they resort to taking stronger action. The rise in interest rates is expected to cause a severe tightening of financial conditions that ultimately results in a global economic contraction later in the projection period.

The following table describes key macroeconomic variables and the probabilities assigned in the Downside 1 scenario.

Downside 1 scenario ’worst outcome’
	UK		US		Hong Kong		Mainland China		Canada		France		UAE		Mexico
	%		%		%		%		%		%		%		%
GDP growth rate	(3.7)	(1Q25)	(4.1)	(4Q24)	(3.0)	(4Q23)	(1.2)	(1Q25)	(0.6)	(4Q23)	(3.1)	(1Q25)	(2.5)	(1Q25)	(5.3)	(1Q25)
Unemployment rate	6.6	(1Q24)	8.8	(4Q24)	6.5	(4Q24)	4.8	(1Q25)	9.9	(2Q25)	9.1	(3Q25)	3.0	(3Q22)	5.2	(2Q25)
House price growth	(11.9)	(1Q24)	(4.2)	(1Q25)	(7.6)	(2Q25)	(9.8)	(3Q23)	(8.2)	(4Q23)	(2.0)	(4Q24)	(4.4)	(2Q25)	2.8	(4Q25)
Inflation rate	9.5	(3Q22)	6.9	(3Q22)	4.2	(1Q23)	4.2	(1Q23)	6.3	(4Q22)	5.0	(4Q22)	3.7	(3Q22)	6.8	(3Q22)
Probability	30		10		15		5		10		35		5		15
Note: Extreme point in the Downside 1 is the ‘worst outcome’ in the scenario, for example the lowest GDP growth and the highest inflation and unemployment rate.
Downside 2 scenario
The Downside 2 scenario features a deep global recession and reflects management’s view of the tail of the economic risk distribution. It incorporates the crystallisation of a number of risks simultaneously, including further escalation of the Russia-Ukraine war, worsening of supply chain disruptions and the emergence of a vaccine-resistant Covid-19 variant that necessitates a stringent public health policy response.
This scenario features an initial supply-side shock that pushes up inflation. This impulse is expected to prove short lived as a large downside demand shock causes commodity prices to correct sharply and global price inflation to slow as a severe and prolonged recession takes hold.
The following table describes key macroeconomic variables and the probabilities assigned in the Downside 2 scenario.

Downside 2 scenario ‘worst outcome’
	UK		US		Hong Kong		Mainland China		Canada		France		UAE		Mexico
	%		%		%		%		%		%		%		%
GDP growth rate	(6.3)	(2Q23)	(4.9)	(2Q23)	(9.3)	(2Q23)	(5.0)	(2Q23)	(3.4)	(3Q23)	(5.5)	(2Q23)	(6.5)	(4Q23)	(7.2)	(2Q23)
Unemployment rate	8.5	(3Q23)	9.1	(1Q24)	5.9	(2Q23)	5.4	(2Q24)	11.1	(4Q23)	10.2	(2Q24)	4.6	(3Q22)	5.7	(4Q23)
House price growth	(15.2)	(3Q23)	(10.8)	(2Q23)	(10.8)	(3Q23)	(18.7)	(2Q23)	(30.1)	(3Q23)	(4.5)	(2Q24)	(11.3)	(1Q24)	1.1	(4Q23)
Inflation rate	(2.2)	(4Q23)	1.5	(2Q24)	(0.5)	(1Q24)	1.4	(2Q24)	0.9	(2Q24)	(2.7)	(4Q23)	1.7	(2Q24)	3.4	(2Q24)
Probability	10		10		5		5		10		15		5		10
Scenario weightings
In reviewing the economic conjuncture, the level of uncertainty and risk, management has considered both global and country-specific factors. This has led management to assigning scenario probabilities that are tailored to its view of uncertainty in individual markets.
A key consideration in 2Q22 has been the high level of uncertainty attached to the Central scenario projections. These concerns focused on:
•the risks of higher inflation given the risks attached to gas supply security in Europe and global oil supply, which raises the possibility of a more significant impact on real incomes and GDP growth;
•market interest rate expectations that imply a rapid and significant change to the interest rate environment; and
•the progression of the Covid-19 pandemic in Asian countries and the impact of stringent public policy responses on growth in the region and global supply chains.
In mainland China, increased weights have been assigned to Downside scenarios in light of the stringent public health responses to the Covid-19 pandemic, the virulence of current strains, and the observed impact on economic activity of the recent restrictions. In Hong Kong, the recent reopening has increased confidence in the Central scenario since the first quarter. In each market, the combined weighting of the consensus Upside and Central scenarios was 60%.
In the UK and US, the surge in price inflation and a squeeze on household real incomes have led to strong monetary policy responses from central banks. Economic and financial volatility remains elevated due to uncertainty around the implications of higher interest rates. For Canada and Mexico, similar risk themes dominate, and the connectivity to the US has also been a key consideration. For the UK, the consensus Upside and Central scenarios had a combined weighting of 60%. In the other three markets, the combined weighting of the consensus Upside and Central scenarios was 65%.
France faces the greatest economic uncertainties of our key markets. Uncertainties around the outlook remain elevated due to Europe’s exposure to the Russia-Ukraine war through the economic costs incurred from the imposition of sanctions, trade disruption and energy dependence on Russia. Additional risks stem from the ECB’s exit from a long period of negative interest rate policy. The consensus Upside and Central scenarios had a combined weighting of 50%.
In the UAE, the positive impact from elevated oil prices remains significant and management concluded that the outlook for the UAE was the least uncertain of all our key markets. The consensus Upside and Central scenarios had a combined weighting of 70%.
The following graphs show the historical and forecasted GDP growth rate for the various economic scenarios in our four largest markets.

US

UK

Hong Kong

Mainland China
Note: Real GDP shown as year-on-year percentage change.
Critical accounting estimates and judgements
The calculation of ECL under IFRS 9 involves significant judgements, assumptions and estimates, as set out in the Annual Report and Accounts 2021 under ‘Critical accounting estimates and judgements’. The level of estimation uncertainty and judgement has remained high since 31 December 2021, including judgements relating to:
•the selection and weighting of economic scenarios, given rapidly changing economic conditions and a wide distribution of economic forecasts. There is judgement in making assumptions about the effects of inflation, supply chain disruption and length of time and severity of the continuing economic effects of the Covid-19 pandemic and health policy responses; and
•estimating the economic effects of those scenarios on ECL, particularly as the historical relationship between macroeconomic variables and defaults might not reflect the dynamics of high inflation scenarios.
How economic scenarios are reflected in ECL calculations
The methodologies for the application of forward economic guidance into the calculation of ECL for wholesale and retail loans and portfolios are set out on page 148 of the Annual Report and Accounts 2021. Models are used to reflect economic scenarios on ECL estimates. These models are based largely on historical observations and correlations with default.
Economic forecasts and ECL model responses to these forecasts are subject to a high degree of uncertainty in the current environment, and models continue to be supplemented by management judgemental adjustments where required.
Management judgemental adjustments
In the context of IFRS 9, management judgemental adjustments are typically increases or decreases to the ECL at either a customer, segment or portfolio level to account for late-breaking events, model deficiencies and other assessments applied during management review and challenge.
This includes refining model inputs and outputs and using post-model adjustments based on management judgement and higher level quantitative analysis for impacts that are difficult to model.
The wholesale and retail management judgemental adjustments are presented as part of the global business impairment committees with independent review from Model Risk Management. This is in line with the governance process for IFRS 9 as set out on page 137 of the Annual Report and Accounts 2021.
The drivers of the management judgemental adjustments continue to evolve with the economic environment.
At 30 June 2022, management judgemental adjustments reduced by $0.5bn compared with 31 December 2021. Adjustments related to Covid-19 were reduced, while adjustments for sector-specific risks, and sanction and geopolitical risks were maintained. They were also maintained to account for elevated uncertainty under the high inflation scenarios.
We have internal governance in place to monitor management judgemental adjustments regularly and, where possible, to reduce the reliance on these through model recalibration or redevelopment, as appropriate. Given the level of economic uncertainty and idiosyncratic events, we believe that management judgemental adjustments will continue to be a key component of ECL for the foreseeable future.
Management judgemental adjustments made in estimating the reported ECL at 30 June 2022 are set out in the following table.

Management judgemental adjustments to ECL at 30 June 2022[1]
	Retail	Wholesale	Total
	$bn	$bn	$bn
Banks, sovereigns and government entities		—	—
Corporate lending adjustments		0.8	0.8
Inflation-related adjustments	0.1		0.1
Other macroeconomic-related adjustments	0.1		0.1
Pandemic-related economic recovery adjustments	0.1		0.1
Other retail lending adjustments	0.2		0.2
Total	0.4	0.8	1.2

Management judgemental adjustments to ECL at 31 December 2021[1]
	Retail	Wholesale	Total
	$bn	$bn	$bn
Banks, sovereigns and government entities		(0.1)	(0.1)
Corporate lending adjustments		1.3	1.3
Other macroeconomic-related adjustments			—
Pandemic-related economic recovery adjustments	0.2		0.2
Other retail lending adjustments	0.3		0.3
Total	0.5	1.2	1.7
1    Management judgemental adjustments presented in the table reflect increases or (decreases) to ECL, respectively.
In the wholesale portfolio, management judgemental adjustments were an ECL increase of $0.8bn (31 December 2021: $1.2bn increase).
•Adjustments to corporate exposures increased ECL by $0.8bn at 30 June 2022 (31 December 2021: $1.3bn increase). These principally reflected management judgements for high-risk and vulnerable sectors in some of our key markets, supported by credit experts’ input, portfolio risk metrics and quantitative analyses. The highest increase was observed on the real estate sector, including a $0.2bn ECL increase to reflect the uncertainty of the higher risk Chinese commercial real estate exposures, booked in Hong Kong. Adjustments also reflected the risk of exposures to the Russia-Ukraine war and a high degree of macroeconomic uncertainty, sanction risk and geopolitical risk in Europe.
In the retail portfolio, management judgemental adjustments were an ECL increase of $0.4bn at 30 June 2022 (31 December 2021: $0.5bn increase).
•Inflation-related adjustments increased ECL by $0.1bn (31 December 2021: $0.0bn). These adjustments addressed where country-specific inflation risks were not fully captured by the modelled output.
•Other macroeconomic-related adjustments increased ECL by $0.1bn (31 December 2021: $0.0bn). These adjustments were primarily in relation to model oversensitivity as well as country-specific risks related to future macroeconomic conditions.
•Pandemic-related economic recovery adjustments increased ECL by $0.1bn (31 December 2021: $0.2bn). Compared with 31 December 2021, while the rationale for applying the adjustment remained the same, the amount of adjustment decreased as this was made only for markets in Asia where there remain concerns regarding Covid-19.
•Other retail lending adjustments increased ECL by $0.2bn (31 December: $0.3bn increase), reflecting those customers who remain in or have recently exited customer support programmes, and all other data and model adjustments.
Economic scenarios sensitivity analysis of ECL estimates
Management considered the sensitivity of the ECL outcome against the economic forecasts as part of the ECL governance process by recalculating the ECL under each scenario described above for selected portfolios, applying a 100% weighting to each scenario in turn. The weighting is reflected in both the determination of a significant increase in credit risk and the measurement of the resulting ECL.
The ECL calculated for the Upside and Downside scenarios should not be taken to represent the upper and lower limits of possible ECL outcomes. The impact of defaults that might occur in the future under different economic scenarios is captured by recalculating ECL for loans in stages 1 and 2 at the balance sheet date. The population of stage 3 loans (in default) at the balance sheet date is unchanged in these sensitivity calculations. Stage 3 ECL would only be sensitive to changes in forecasts of future economic conditions if the loss-given default of a particular portfolio was sensitive to these changes.
There is a particularly high degree of estimation uncertainty in numbers representing tail risk scenarios when assigned a 100% weighting.
For wholesale credit risk exposures, the sensitivity analysis excludes ECL for financial instruments related to defaulted obligors because the measurement of ECL is relatively more sensitive to credit factors specific to the obligor than future economic scenarios. Therefore, it is impracticable to separate the effect of macroeconomic factors in individual assessments.
For retail credit risk exposures, the sensitivity analysis includes ECL for loans and advances to customers related to defaulted obligors. This is because the retail ECL for secured mortgage portfolios, including loans in all stages, is sensitive to macroeconomic variables.
Wholesale and retail sensitivity
The wholesale and retail sensitivity analysis is stated inclusive of management judgemental adjustments, as appropriate to each scenario. The results tables exclude portfolios held by the insurance business and small portfolios, and as such cannot be directly compared with personal and wholesale lending presented in other credit risk tables. Additionally, in both the wholesale and retail analysis, the Downside 1 scenario was introduced during 1H22 and therefore was not present at 31 December 2021.
Wholesale analysis

IFRS 9 ECL sensitivity to future economic conditions[1,2]
	Gross carrying amount	Reported ECL	Consensus Central scenario ECL	Consensus Upside scenario ECL	Consensus Downside scenario ECL	Downside 1 scenario ECL	Downside 2 scenario ECL
By geography at 30 Jun 2022	$m	$m	$m	$m	$m	$m	$m
UK	432,013	730	509	433	613	923	1,851
US	216,976	247	219	198	245	266	371
Hong Kong	433,612	534	415	286	703	640	1,313
Mainland China	131,552	216	144	62	298	379	729
Canada	83,132	116	28	18	52	86	717
Mexico	24,919	79	62	48	90	151	223
UAE	44,323	84	71	41	105	115	155
France	177,515	142	122	109	146	158	182

By geography at 31 Dec 2021
UK	483,273	920	727	590	944	1,985
US	227,817	227	204	155	317	391
Hong Kong	434,608	767	652	476	984	1,869
Mainland China	120,627	149	113	36	216	806
Canada	85,117	151	98	61	150	1,121
Mexico	23,054	118	80	61	123	358
UAE	44,767	158	122	73	214	711
France	163,845	133	121	106	162	187
1    ECL sensitivity includes off-balance sheet financial instruments that are subject to significant measurement uncertainty.
2    Includes low credit-risk financial instruments such as debt instruments at FVOCI, which have high carrying amounts but low ECL under all the above scenarios.
At 30 June 2022, the highest level of 100% scenario-weighted ECL was observed in the UK and Hong Kong. This higher ECL impact was largely driven by significant exposure in these regions and downside risks of specific sectors.
Compared with 31 December 2021, the Downside 2 ECL impact was lower across all key markets, mostly driven by a reduction of adjustments for uncertainty due to the Covid-19 pandemic, and changes to exposure and macroeconomic forecasts. A reduction of ECL was observed in MENA, the US and Canada under the Downside 2 scenario, as some of the sectors in these portfolios benefited from increased oil prices.
Retail analysis

IFRS 9 ECL sensitivity to future economic conditions[1]
	Gross carrying amount	Reported ECL	Consensus Central scenario ECL	Consensus Upside scenario ECL	Consensus Downside scenario ECL	Downside 1 scenario ECL	Downside 2 scenario ECL
By geography at 30 Jun 2022	$m	$m	$m	$m	$m	$m	$m
UK
Mortgages	144,630	169	156	150	170	186	200
Credit cards	7,147	433	336	293	434	495	836
Other	7,253	374	305	258	325	471	595
Mexico
Mortgages	5,560	118	107	96	124	115	160
Credit cards	1,303	167	157	143	180	182	216
Other	3,119	395	387	371	411	400	471
Hong Kong
Mortgages	98,070	—	—	—	—	—	—
Credit cards	7,180	236	208	182	269	310	336
Other	5,848	99	91	83	105	111	140
UAE
Mortgages	2,081	37	37	35	37	39	40
Credit cards	427	41	34	20	67	36	70
Other	656	17	15	12	16	17	21
France
Mortgages	21,384	59	59	59	59	59	60
Other	1,438	48	48	47	48	49	50
US
Mortgages	13,300	11	9	9	11	11	21
Credit cards	224	51	47	39	52	60	70
Canada
Mortgages	26,311	27	25	24	27	27	43
Credit cards	282	10	10	10	10	11	12
Other	1,520	14	12	11	14	16	24

By geography at 31 Dec 2021
UK
Mortgages	155,084	191	182	175	197	231
Credit cards	8,084	439	381	330	456	987
Other	7,902	369	298	254	388	830
Mexico
Mortgages	4,972	123	116	106	130	164
Credit cards	1,167	141	134	122	150	176
Other	2,935	366	360	350	374	401
Hong Kong
Mortgages	96,697	—	—	—	—	—
Credit cards	7,644	218	206	154	231	359
Other	5,628	109	101	88	128	180
UAE
Mortgages	1,982	45	44	42	46	57
Credit cards	429	43	41	29	54	82
Other	615	19	18	13	21	25
France
Mortgages	23,159	63	62	62	63	64
Other	1,602	61	61	60	61	63
US
Mortgages	15,379	28	27	26	29	41
Credit cards	446	80	76	70	83	118
Canada
Mortgages	26,097	28	27	26	29	48
Credit cards	279	9	9	9	10	13
Other	1,598	19	18	17	19	27
1    ECL sensitivities exclude portfolios utilising less complex modelling approaches.
At 30 June 2022, the highest level of level of 100% scenario-weighted ECL was observed in the UK, Mexico and Hong Kong. Mortgages reflected the lowest level of ECL across most markets as collateral values remain resilient. Hong Kong mortgages had low levels of reported ECL due to the credit quality of the portfolio, and so ECL under the remaining scenarios were also negligible. Credit cards and other unsecured lending are more sensitive to economic forecasts, which have reflected improvements during the first half of 2022.
Group ECL sensitivity results
The ECL impact of the scenarios and management judgemental adjustments are highly sensitive to movements in economic forecasts. Based upon the sensitivity tables presented above, if the Group ECL balance (excluding wholesale stage 3, which is assessed individually) was estimated solely on the basis of the Central scenario, Upside scenario, Downside 1 scenario or the Downside 2 scenario at 30 June 2022, it would increase/(decrease) as presented in the below table.

	Retail[1]	Wholesale[1]
Total Group ECL at 30 Jun 2022	$bn	$bn
Reported ECL	2.8	2.6
Scenarios
100% consensus Central scenario	(0.3)	(0.7)
100% consensus Upside scenario	(0.5)	(1.1)
100% consensus Downside scenario	0.1	0.2
100% Downside 1 scenario	0.3	0.6
100% Downside 2 scenario	1.4	4.2

Total Group ECL at 31 Dec 2021
Reported ECL	3.0	3.1
Scenarios
100% consensus Central scenario	(0.2)	(0.6)
100% consensus Upside scenario	(0.5)	(1.2)
100% consensus Downside scenario	0.2	0.6
100% Downside 1 scenario
100% Downside 2 scenario	2.0	5.5
1    On the same basis as retail and wholesale sensitivity analysis.
At 30 June 2022, the Group reported a lower ECL compared with 31 December 2021. The decrease in reported ECL was primarily driven by the release of residual Covid-19-related adjustments, write-offs and foreign exchange movements, partly offset by the increase in ECL for China commercial real estate exposures and other sectors considered as high risk to inflation, mainly in Europe. The Downside 2 ECL impact was lower in some markets due to residual Covid-19-related adjustments in Asia, and wholesale portfolios benefited from increased oil prices in MENA, the US and Canada. This was partly offset by the ECL increase in Europe related to sector-specific inflation risk.
Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers
The following disclosure provides a reconciliation by stage of the Group’s gross carrying/nominal amount and allowances for loans and advances to banks and customers, including loan commitments and financial guarantees. Movements are calculated on a quarterly basis and therefore fully capture stage movements between quarters. If movements were calculated on a year-to-date basis they would only reflect the opening and closing position of the financial instrument.
The transfers of financial instruments represent the impact of stage transfers upon the gross carrying/nominal amount and associated allowance for ECL.
The net remeasurement of ECL arising from stage transfers represents the increase or decrease due to these transfers, for example, moving from a 12-month (stage 1) to a lifetime (stage 2) ECL measurement basis. Net remeasurement excludes the underlying customer risk rating (‘CRR’)/probability of default (‘PD’) movements of the financial instruments transferring stage. This is captured, along with other credit quality movements in the ‘changes in risk parameters – credit quality’ line item.
Changes in ‘New financial assets originated or purchased’, ‘assets derecognised (including final repayments)’ and ‘changes to risk parameters – further lending/repayments’ represent the impact from volume movements within the Group’s lending portfolio.

Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees
	Non-credit impaired				Credit impaired
	Stage 1		Stage 2		Stage 3		POCI		Total
	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2022	1,577,582	(1,557)	155,742	(3,326)	19,797	(6,928)	274	(64)	1,753,395	(11,875)
Transfers of financial instruments:	(31,551)	(362)	26,697	809	4,854	(447)	—	—	—	—
– transfers from stage 1 to stage 2	(85,624)	192	85,624	(192)	—	—	—	—	—	—
– transfers from stage 2 to stage 1	54,842	(531)	(54,842)	531	—	—	—	—	—	—
– transfers to stage 3	(1,131)	6	(5,059)	590	6,190	(596)	—	—	—	—
– transfers from stage 3	362	(29)	974	(120)	(1,336)	149	—	—	—	—
Net remeasurement of ECL arising from transfer of stage	—	304	—	(379)	—	(61)	—	—	—	(136)
New financial assets originated or purchased	208,663	(223)	—	—	—	—	1	(1)	208,664	(224)
Assets derecognised (including final repayments)	(123,163)	72	(18,234)	166	(1,391)	192	(98)	—	(142,886)	430
Changes to risk parameters – further lending/repayments	(23,360)	185	(582)	53	(14)	227	(47)	3	(24,003)	468
Changes to risk parameters – credit quality	—	255	—	(700)	—	(1,292)	—	19	—	(1,718)
Changes to models used for ECL calculation	—	(9)	—	(34)	—	(2)	—	—	—	(45)
Assets written off	—	—	—	—	(1,270)	1,271	(10)	9	(1,280)	1,280
Credit-related modifications that resulted in derecognition	—	—	—	—	(2)	1	—	—	(2)	1
Foreign exchange	(74,283)	70	(7,897)	154	(1,157)	307	(3)	1	(83,340)	532
Other[1,2]	7,228	11	(615)	56	(457)	25	—	(10)	6,156	82
At 30 Jun 2022	1,541,116	(1,254)	155,111	(3,201)	20,360	(6,707)	117	(43)	1,716,704	(11,205)
ECL income statement change for the period		584		(894)		(936)		21		(1,225)
Recoveries										158
Other										5
Total ECL income statement change for the period										(1,062)

	At 30 Jun 2022		6 months ended 30 Jun 2022
	Gross carrying/nominal amount	Allowance for ECL	ECL release/(charge)
	$m	$m	$m
As above	1,716,704	(11,205)	(1,062)
Other financial assets measured at amortised cost	950,007	(281)	(20)
Non-trading reverse purchase agreement commitments	69,584	—	—
Performance and other guarantees not considered for IFRS 9	—	—	14
Summary of financial instruments to which the impairment requirements in IFRS 9 are applied/Summary consolidated income statement	2,736,295	(11,486)	(1,068)
Debt instruments measured at FVOCI	274,765	(120)	(22)
Total allowance for ECL/total income statement ECL change for the period	n/a	(11,606)	(1,090)
1    Total includes $2.8bn of gross carrying loans and advances, which were classified to assets held for sale and a corresponding allowance for ECL of $147m, reflecting business disposals as disclosed in Note 15 ‘Business acquisitions and disposals’ on page 127.
2    Includes $8.9bn of gross carrying amounts of stage 1 loans and advances to banks, representing the balance maintained with the Bank of England to support Bacs along with Faster Payments and the cheque-processing Image Clearing System in the UK. This balance was previously reported under ‘Cash and balances at central banks’. Comparatives have not been restated.
As shown in the previous table, the allowance for ECL for loans and advances to customers and banks and relevant loan commitments and financial guarantees decreased by $670m during the period, from $11,875m at 31 December 2021 to $11,205m at 30 June 2022.
This decrease was primarily driven by:
•$1,280m of assets written off;
•$674m relating to volume movements, which included the ECL allowance associated with new originations, assets derecognised and further pending repayment; and
•foreign exchange and other movements of $614m.
This decrease was offset by:
•$1,718m relating to underlying credit quality changes, including the credit quality impact of financial instruments transferring between stages;
•$136m relating to the net remeasurement impact of stage transfers; and
•$45m relating to changes to models used for ECL calculation.
The ECL charge for the period of $1,225m presented in the previous table consisted of $1,718m relating to underlying credit quality changes, including the credit quality impact of financial instruments transferring between stages, $136m relating to the net remeasurement impact of stage transfers and $45m relating to changes to models used for ECL calculation. These were offset by $674m relating to underlying net book volume.

Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees (continued)
	Non-credit impaired				Credit impaired
	Stage 1		Stage 2		Stage 3		POCI		Total
	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2021	1,506,451	(2,331)	223,432	(5,403)	20,424	(7,544)	279	(113)	1,750,586	(15,391)
Transfers of financial instruments:	21,107	(1,792)	(27,863)	2,601	6,756	(809)	—	—	—	—
– transfers from stage 1 to stage 2	(159,633)	527	159,633	(527)	—	—	—	—	—	—
– transfers from stage 2 to stage 1	182,432	(2,279)	(182,432)	2,279	—	—	—	—	—	—
– transfers to stage 3	(2,345)	24	(6,478)	1,010	8,823	(1,034)	—	—	—	—
– transfers from stage 3	653	(64)	1,414	(161)	(2,067)	225	—	—	—	—
Net remeasurement of ECL arising from transfer of stage	—	1,225	—	(596)	—	(34)	—	—	—	595
New financial assets originated or purchased	444,070	(553)	—	—	—	—	124	—	444,194	(553)
Assets derecognised (including final repayments)	(304,158)	174	(31,393)	489	(2,750)	458	(10)	6	(338,311)	1,127
Changes to risk parameters – further lending/repayment	(61,742)	547	(3,634)	498	(1,268)	576	(108)	12	(66,752)	1,633
Changes to risk parameters – credit quality	—	1,111	—	(1,012)	—	(2,354)	—	28	—	(2,227)
Changes to models used for ECL calculation	—	(17)	—	(33)	—	1	—	—	—	(49)
Assets written off	—	—	—	—	(2,610)	2,605	(7)	7	(2,617)	2,612
Credit-related modifications that resulted in derecognition	—	—	—	—	(125)	—	—	—	(125)	—
Foreign exchange	(25,231)	26	(2,918)	45	(479)	157	(4)	1	(28,632)	229
Other[1]	(2,915)	53	(1,882)	85	(151)	16	—	(5)	(4,948)	149
At 31 Dec 2021	1,577,582	(1,557)	155,742	(3,326)	19,797	(6,928)	274	(64)	1,753,395	(11,875)
ECL income statement change for the period		2,487		(654)		(1,353)		46		526
Recoveries										409
Other										(111)
Total ECL income statement change for the period[2]										824

	At 31 Dec 2021		12 months ended 31 Dec 2021
	Gross carrying/nominal amount	Allowance for ECL	ECL charge
	$m	$m	$m
As above	1,753,395	(11,875)	824
Other financial assets measured at amortised cost	880,351	(193)	(19)
Non-trading reverse purchase agreement commitments	42,421	—	—
Performance and other guarantees not considered for IFRS 9	—	—	75
Summary of financial instruments to which the impairment requirements in IFRS 9 are applied/Summary consolidated income statement	2,676,167	(12,068)	880
Debt instruments measured at FVOCI	347,203	(96)	48
Total allowance for ECL/total income statement ECL change for the period	n/a	(12,164)	928
1    Total includes $3.0bn of gross carrying loans and advances to customers, which were classified to assets held for sale and a corresponding allowance for ECL of $123m, reflecting our exit of domestic mass market retail banking in the US.
2    The 31 December 2021 total ECL income statement change of $824m is attributable to $706m for the six months ended 30 June 2021 and $118m to the six months ended 31 December 2021.
Credit quality of financial instruments
We assess the credit quality of all financial instruments that are subject to credit risk. The credit quality of financial instruments is a point-in-time assessment of PD, whereas stages 1 and 2 are determined based on relative deterioration of credit quality since initial recognition. Accordingly, for non-credit-impaired financial instruments, there is no direct relationship between the credit quality assessment and stages 1 and 2, though typically the lower credit quality bands exhibit a higher proportion in stage 2.
The five credit quality classifications each encompass a range of granular internal credit rating grades assigned to wholesale and personal lending businesses and the external ratings attributed by external agencies to debt securities, as shown in the following table. Personal lending credit quality is disclosed based on a
12-month point-in-time PD adjusted for multiple economic scenarios. The credit quality classifications for wholesale lending are based on internal credit risk ratings.

Distribution of financial instruments to which the impairment requirements in IFRS 9 are applied, by credit quality and stage allocation
	Gross carrying/nominal amount						Allowance for ECL	Net
	Strong	Good	Satisfactory	Sub-standard	Credit impaired	Total
	$m	$m	$m	$m	$m	$m	$m	$m
Loans and advances to customers at amortised cost	524,443	239,180	227,371	28,934	19,202	1,039,130	(10,774)	1,028,356
– stage 1	511,234	208,847	166,552	5,189	—	891,822	(1,116)	890,706
– stage 2	13,209	30,333	60,819	23,744	—	128,105	(2,998)	125,107
– stage 3	—	—	—	—	19,086	19,086	(6,617)	12,469
– POCI	—	—	—	1	116	117	(43)	74
Loans and advances to banks at amortised cost	87,017	4,169	4,121	1,095	79	96,481	(52)	96,429
– stage 1	86,906	4,088	4,096	1	—	95,091	(8)	95,083
– stage 2	111	81	25	1,094	—	1,311	(25)	1,286
– stage 3	—	—	—	—	79	79	(19)	60
– POCI	—	—	—	—	—	—	—	—
Other financial assets measured at amortised cost	832,310	72,077	44,274	1,037	309	950,007	(281)	949,726
– stage 1	831,582	70,175	43,167	59	—	944,983	(71)	944,912
– stage 2	728	1,902	1,107	978	—	4,715	(119)	4,596
– stage 3	—	—	—	—	264	264	(85)	179
– POCI	—	—	—	—	45	45	(6)	39
Loan and other credit-related commitments	399,238	136,087	89,993	6,758	1,015	633,091	(337)	632,754
– stage 1	397,945	129,260	79,384	2,000	—	608,589	(124)	608,465
– stage 2	1,293	6,827	10,609	4,758	—	23,487	(159)	23,328
– stage 3	—	—	—	—	1,015	1,015	(54)	961
– POCI	—	—	—	—	—	—	—	—
Financial guarantees	7,065	4,504	4,787	1,050	180	17,586	(42)	17,544
– stage 1	7,008	4,227	3,807	156	—	15,198	(6)	15,192
– stage 2	57	277	980	894	—	2,208	(19)	2,189
– stage 3	—	—	—	—	180	180	(17)	163
– POCI	—	—	—	—	—	—	—	—
At 30 Jun 2022	1,850,073	456,017	370,546	38,874	20,785	2,736,295	(11,486)	2,724,809
Debt instruments at FVOCI[1]
– stage 1	262,420	10,762	8,824	—	—	282,006	(63)	281,943
– stage 2	86	28	111	2,083	—	2,308	(46)	2,262
– stage 3	—	—	—	—	5	5	(3)	2
– POCI	—	—	—	—	33	33	(8)	25
At 30 Jun 2022	262,506	10,790	8,935	2,083	38	284,352	(120)	284,232
1    For the purposes of this disclosure, gross carrying value is defined as the amortised cost of a financial asset, before adjusting for any loss allowance. As such, the gross carrying value of debt instruments at FVOCI will not reconcile to the balance sheet as it excludes fair value gains and losses.

Distribution of financial instruments to which the impairment requirements in IFRS 9 are applied, by credit quality and stage allocation (continued)
	Gross carrying/notional amount
	Strong	Good	Satisfactory	Sub- standard	Credit impaired	Total	Allowance for ECL	Net
	$m	$m	$m	$m	$m	$m	$m	$m
Loans and advances to customers at amortised cost	544,695	230,326	233,739	29,404	19,067	1,057,231	(11,417)	1,045,814
– stage 1	537,642	206,645	169,809	4,840	—	918,936	(1,367)	917,569
– stage 2	7,053	23,681	63,930	24,560	—	119,224	(3,119)	116,105
– stage 3	—	—	—	—	18,797	18,797	(6,867)	11,930
– POCI	—	—	—	4	270	274	(64)	210
Loans and advances to banks at amortised cost	72,978	4,037	5,020	1,118	—	83,153	(17)	83,136
– stage 1	72,903	3,935	4,788	10	—	81,636	(14)	81,622
– stage 2	75	102	232	1,108	—	1,517	(3)	1,514
– stage 3	—	—	—	—	—	—	—	—
– POCI	—	—	—	—	—	—	—	—
Other financial assets measured at amortised cost	774,026	71,648	33,142	1,188	347	880,351	(193)	880,158
– stage 1	773,427	70,508	30,997	84	—	875,016	(91)	874,925
– stage 2	599	1,140	2,145	1,104	—	4,988	(54)	4,934
– stage 3	—	—	—	—	304	304	(42)	262
– POCI	—	—	—	—	43	43	(6)	37
Loan and other credit-related commitments	389,865	136,297	92,558	8,142	775	627,637	(379)	627,258
– stage 1	387,434	129,455	76,043	1,541	—	594,473	(165)	594,308
– stage 2	2,431	6,842	16,515	6,601	—	32,389	(174)	32,215
– stage 3	—	—	—	—	775	775	(40)	735
– POCI	—	—	—	—	—	—	—	—
Financial guarantees	16,511	4,902	5,166	991	225	27,795	(62)	27,733
– stage 1	16,351	4,469	3,929	183	—	24,932	(11)	24,921
– stage 2	160	433	1,237	808	—	2,638	(30)	2,608
– stage 3	—	—	—	—	225	225	(21)	204
– POCI	—	—	—	—	—	—	—	—
At 31 Dec 2021	1,798,075	447,210	369,625	40,843	20,414	2,676,167	(12,068)	2,664,099
Debt instruments at FVOCI[1]
– stage 1	319,557	12,196	11,354	—	—	343,107	(67)	343,040
– stage 2	604	102	323	1,087	—	2,116	(22)	2,094
– stage 3	—	—	—	—	—	—	—	—
– POCI	—	—	—	—	46	46	(7)	39
At 31 Dec 2021	320,161	12,298	11,677	1,087	46	345,269	(96)	345,173
1    For the purposes of this disclosure, gross carrying value is defined as the amortised cost of a financial asset, before adjusting for any loss allowance. As such, the gross carrying value of debt instruments at FVOCI will not reconcile to the balance sheet as it excludes fair value gains and losses.

Trading VaR, 99% 1 day
	Foreign exchange and commodity	Interest rate	Equity	Credit spread	Portfolio diversification[1]	Total
	$m	$m	$m	$m	$m	$m
Half-year to 30 Jun 2022	11.3	26.8	14.6	16.1	(32.5)	36.3
Average	14.2	26.3	14.5	19.1	(35.1)	39.1
Maximum	29.2	33.9	19.2	27.9		55.6
Minimum	5.7	20.3	11.5	12.0		29.1

Half-year to 30 Jun 2021	13.6	33.5	15.8	18.3	(42.5)	38.7
Average	15.0	33.4	16.5	18.1	(46.2)	36.8
Maximum	31.8	50.4	24.3	29.4		48.2
Minimum	6.9	18.5	12.1	12.2		31.1

Half-year to 31 Dec 2021	9.1	25.9	15.4	24.8	(36.5)	38.8
Average	10.9	34.2	16.8	20.2	(44.8)	37.3
Maximum	20.0	51.7	22.7	26.9		53.8
Minimum	6.7	25.2	13.3	15.6		27.7
1    When VaR is calculated at a portfolio level, natural offsets in risk can occur when compared with aggregating VaR at the asset class level. This difference is called portfolio diversification. The asset class VaR maxima and minima reported in the table occurred on different dates within the reporting period. For this reason, we do not report an implied portfolio diversification measure between the maximum (minimum) asset class VaR measures and the maximum (minimum) total VaR measures in this table.

Non-trading VaR, 99% 1 day
	Interest rate	Credit spread	Portfolio diversification[1]	Total
	$m	$m	$m	$m
Half-year to 30 Jun 2022	113.3	53.3	(45.7)	120.8
Average	148.4	61.9	(36.7)	173.7
Maximum	225.5	84.7		265.3
Minimum	109.2	50.3		119.1

Half-year to 30 Jun 2021	193.7	73.8	(18.0)	249.5
Average	201.1	80.5	(31.2)	250.5
Maximum	248.7	99.3		298.8
Minimum	163.3	64.7		193.5

Half-year to 31 Dec 2021	216.4	70.3	(66.3)	220.4
Average	200.3	73.4	(49.1)	224.6
Maximum	235.7	79.9		268.4
Minimum	179.3	68.7		194.6
1    When VaR is calculated at a portfolio level, natural offsets in risk can occur when compared with aggregating VaR at the asset class level. This difference is called portfolio diversification. The asset class VaR maxima and minima reported in the table occurred on different dates within the reporting period. For this reason, we do not report an implied portfolio diversification measure between the maximum (minimum) asset class VaR measures and the maximum (minimum) total VaR measures in this table.

Balance sheet of insurance manufacturing subsidiaries by type of contract
	With DPF	Unit- linked	Other contracts[1]	Shareholder assets and liabilities	Total
	$m	$m	$m	$m	$m
Financial assets	89,110	8,294	20,912	8,435	126,751
– trading assets	—	—	—	—	—
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	29,688	8,073	3,752	1,395	42,908
– derivatives	210	—	21	5	236
– financial investments – at amortised cost	44,257	57	15,683	4,410	64,407
– financial investments – at fair value through other comprehensive income	8,992	—	432	1,750	11,174
– other financial assets[2]	5,963	164	1,024	875	8,026
Reinsurance assets	2,270	67	1,841	3	4,181
PVIF[3]	—	—	—	10,437	10,437
Other assets and investment properties	2,498	4	224	964	3,690
Total assets at June 2022	93,878	8,365	22,977	19,839	145,059
Liabilities under investment contracts designated at fair value	—	2,177	3,407	—	5,584
Liabilities under insurance contracts	90,169	5,558	17,468	—	113,195
Deferred tax[4]	223	5	17	1,616	1,861
Other liabilities	—	—	—	7,113	7,113
Total liabilities	90,392	7,740	20,892	8,729	127,753
Total equity	—	—	—	17,306	17,306
Total liabilities and equity at June 2022	90,392	7,740	20,892	26,035	145,059

Financial assets	88,969	8,881	19,856	9,951	127,657
– trading assets	—	—	—	—	—
– financial assets designated at fair value	30,669	8,605	3,581	1,827	44,682
– derivatives	129	1	15	2	147
– financial investments at amortised cost	42,001	61	14,622	4,909	61,593
– financial investments at fair value through other comprehensive income	10,858	—	459	1,951	13,268
– other financial assets[2]	5,312	214	1,179	1,262	7,967
Reinsurance assets	2,180	72	1,666	3	3,921
PVIF[3]	—	—	—	9,453	9,453
Other assets and investment properties	2,558	1	206	820	3,585
Total assets at December 2021	93,707	8,954	21,728	20,227	144,616
Liabilities under investment contracts designated at fair value	—	2,297	3,641	—	5,938
Liabilities under insurance contracts	89,492	6,558	16,757	—	112,807
Deferred tax[4]	179	9	24	1,418	1,630
Other liabilities	—	—	—	7,269	7,269
Total liabilities	89,671	8,864	20,422	8,687	127,644
Total equity	—	—	—	16,972	16,972
Total liabilities and equity at December 2021	89,671	8,864	20,422	25,659	144,616
1    Other contracts includes term assurance, credit life insurance, universal life insurance and certain investment contracts not included in the ‘Unit-linked’ or ‘With DPF’ columns.
2    Comprise mainly loans and advances to banks, cash and inter-company balances with other non-insurance legal entities.
3    Present value of in-force long-term insurance business.
4    Deferred tax includes the deferred tax liabilities arising on recognition of PVIF.
Market risk
Description and exposure
Market risk is the risk of changes in market factors affecting HSBC’s capital or profit. Market factors include interest rates, equity and growth assets, and foreign exchange rates.
Our exposure varies depending on the type of contract issued. Our most significant life insurance products are contracts with discretionary participating features (‘DPF’). These products typically include some form of capital guarantee or guaranteed return on the sums invested by the policyholders, to which discretionary bonuses are added if allowed by the overall performance of the funds. These funds are primarily invested in bonds, with a proportion allocated to other asset classes to provide customers with the potential for enhanced returns.
DPF products expose HSBC to the risk of variation in asset returns, which will impact our participation in the investment performance.
In addition, in some scenarios the asset returns can become insufficient to cover the policyholders’ financial guarantees, in which case the shortfall has to be met by HSBC. Amounts are held against the cost of such guarantees, calculated by stochastic modelling.
The cost of such guarantees is accounted for as a deduction from the present value of in-force (’PVIF’) asset, unless the cost of guarantees is already explicitly allowed for within the insurance contract liabilities.
For unit-linked contracts, market risk is substantially borne by the policyholder, but some market risk exposure typically remains, as fees earned are related to the market value of the linked assets.
Sensitivities
The following table illustrates the effects of selected interest rate, equity price and foreign exchange rate scenarios on our profit for the period and the total equity of our insurance manufacturing subsidiaries.
Where appropriate, the effects of the sensitivity tests on profit after tax and equity incorporate the impact of the stress on the PVIF.
Due in part to the impact of the cost of guarantees and hedging strategies, which may be in place, the relationship between the profit and total equity and the risk factors is non-linear, particularly in a low interest-rate environment.
Therefore, the results disclosed should not be extrapolated to measure sensitivities to different levels of stress. For the same reason, the impact of the stress is not necessarily symmetrical on the upside and downside. The sensitivities are stated before allowance for management actions, which may mitigate the effect of changes in the market environment.
The sensitivities presented allow for adverse changes in policyholder behaviour that may arise in response to changes in market rates. The differences between the impacts on profit after tax and equity are driven by the changes in value of the bonds measured at fair value through other comprehensive income, which are only accounted for in equity.

Sensitivity of HSBC’s insurance manufacturing subsidiaries to market risk factors

	At 30 Jun 2022		At 31 Dec 2021
	Effect on profit after tax	Effect on total equity	Effect on profit after tax	Effect on total equity
	$m	$m	$m	$m
+100 basis point parallel shift in yield curves	(136)	(270)	(2)	(142)
-100 basis point parallel shift in yield curves	(47)	92	(154)	(9)
10% increase in equity prices	373	373	369	369
10% decrease in equity prices	(388)	(388)	(377)	(377)
10% increase in US dollar exchange rate compared with all currencies	126	126	80	80
10% decrease in US dollar exchange rate compared with all currencies	(127)	(127)	(80)	(80)